Segment reporting (Tables)	12 Months Ended
Dec. 31, 2021
Segment reporting
Schedule of summarized financial information

Summarized financial information for the year ended December 31, 2021 is as follows:

2021	Nigeria	SSA	Latam	MENA	Other	Total
	$’000	$’000	$’000	$’000	$’000	$’000

Revenues from external customers	1,146,732	343,945	59,706	29,347	—	1,579,730

Segment Adjusted EBITDA (note 4(e))	783,544	190,654	42,688	13,085	(103,575)	926,396
Depreciation and amortization (note 7 and 8)						(382,882)
Net gain on disposal of property, plant and equipment (note 8)						2,499
Insurance claims (note 9)						6,861
Impairment of withholding tax receivables in Nigeria						(61,810)
Business combination costs						(15,779)
Impairment of property, plant and equipment and prepaid rental (note 7)						(51,113)
Reversal of provision for decommissioning costs						2,671
Listing costs						(22,153)
Other costs (a)						(15,752)
Share‑based payment expense (note 8)						(11,780)
Finance income (note 10)						25,522
Finance costs (note 11)						(422,034)
Other non-operating income						11,213
Loss before income tax						(8,141)
Additions of property, plant and equipment and intangible assets:
- through business combinations	—	—	677,226	—
- In the normal course of business	318,971	56,291	103,338	20,725

Segment assets	2,038,376	1,024,347	1,385,224	173,888
Segment liabilities	745,944	494,236	342,181	100,947

(a)	Other costs for the year ended December 31, 2021 included non-recurring professional costs related to financing of $15.1 million and aborted transaction costs of $0.7 million.

Summarized financial information for the year ended December 31, 2020 is as follows:

2020	Nigeria	SSA	Latam	MENA	Other	Total
	$’000	$’000	$’000	$’000	$’000	$’000

Revenues from external customers	1,037,836	313,416	30,185	21,712	—	1,403,149

Segment Adjusted EBITDA (note 4(e))	701,273	170,784	22,696	9,937	(85,676)	819,014
Depreciation and amortization (note 7 and 8)						(408,662)
Net gain on disposal of property, plant and equipment (note 8)						764
Insurance claims (note 9)						14,987
Impairment of withholding tax receivables in Nigeria						(31,533)
Business combination costs						(13,727)
Impairment of property, plant and equipment and prepaid rental (note 7)						(27,594)
Listing costs						(12,652)
Other costs (a)						(310)
Share‑based payment expense (note 8)						(8,342)
Finance income (note 10)						148,968
Finance costs (note 11)						(633,766)
Loss before income tax						(152,853)
Additions of property, plant and equipment and intangible assets:
- through business combinations	—	—	760,246	112,878
- In the normal course of business	195,692	61,147	31,703	8,465

Segment assets	2,040,911	1,043,669	682,813	142,210
Segment liabilities	747,428	532,801	266,596	92,917

(a)	Other costs for the year ended December 31, 2020 related to aborted transaction costs.

2019	Nigeria	SSA	Other	Total
	$’000	$’000	$’000	$’000

Revenues from external customers	925,704	305,352	—	1,231,056

Segment Adjusted EBITDA (note 4(e))	559,049	165,626	(56,061)	668,614
Depreciation and amortization (note 7 and 8)				(384,507)
Net loss on disposal of property, plant and equipment (note 8)				(5,819)
Insurance claims (note 9)				3,607
Impairment of withholding tax receivables in Nigeria				(44,586)
Business combination costs				(3,745)
Impairment of property, plant and equipment and prepaid rental (note 7)				(21,604)
Listing costs				(1,078)
Other costs (a)				(16,932)
Share‑based payment expense (note 8)				(351,054)
Finance income (note 10)				36,045
Finance costs (note 11)				(288,915)
Loss before income tax				(409,974)
Additions of property, plant and equipment and intangible assets:
- through business combinations	—	—
- In the normal course of business	363,501	49,704

Segment assets	2,349,699	1,056,982
Segment liabilities	768,206	552,343

(a)

Other costs for the year ended December 31, 2019 included redundancy costs of $3.2 million, aborted transaction costs of $0.6 million, $9.6 million of consultancy, facility set up, and other related expenses for the Group's finance transformation program and $3.4 million related to MENA start-up costs.

Schedule of countries contributing material revenue and/or have material non current assets

	2021	2020	2019
	$’000	$'000	$'000
Revenue
Nigeria	1,146,732	1,037,836	925,704
Rest of world	432,998	365,313	305,352
	1,579,730	1,403,149	1,231,056
Non‑current assets*
Nigeria	1,572,774	1,654,318	1,991,553
Côte d’Ivoire	n.a as less than 10%	330,705	317,597
Cameroon	n.a as less than 10%	n.a as less than 10%	288,773
Brazil	812,100	641,253	—
Rest of world	1,415,355	626,991	276,867
	3,800,229	3,253,267	2,874,790

*      Non-current assets exclude available for sale financial assets, non-current trade and other receivables and deferred tax assets.

Schedule of revenue from tier one customers

	2021	2020	2019
	$’000	$'000	$'000

Customer A	66%	66%	63%
Customer B	14%	n.a as less than 10%	13%
Customer C	n.a as less than 10%	14%	14%